Gator Capital Long/Short Fund
Schedule of Investments
January 31, 2025 (Unaudited)
COMMON STOCKS — LONG — 92.68% Shares Fair Value
Banks — 30.06%
Axos Financial, Inc.
(a)
25,000 $ 1,748,250
Banc of California, Inc. 56,600 906,732
Bridgewater Bancshares, Inc.
(a)
24,000 338,880
Business First Bancshares, Inc. 2,265 61,132
Capital Bancorp, Inc.
(a)
19,915 617,763
Chain Bridge Bancorp, Inc.
(a)
24,800 610,080
ConnectOne Bancorp, Inc. 42,690 1,081,765
Customers Bancorp, Inc.
(a)
27,200 1,549,856
Dime Community Bancshares, Inc. 7,063 220,577
Financial Institutions, Inc. 2,250 59,333
First Business Financial Services, Inc. 7,500 387,450
First Citizens BancShares, Inc., Class A 900 1,984,221
First Internet Bancorp 10,000 325,700
OFG Bancorp 19,991 853,816
Old Second Bancorp, Inc. 43,900 824,881
OP Bancorp 38,573 512,249
UMB Financial Corp. 15,000 1,768,500
Webster Financial Corp. 15,000 903,600
Western Alliance Bancorp 13,600 1,195,032
15,949,817
Casinos & Gaming — 0.61%
Caesars Entertainment, Inc.
(a)
9,000 324,450
Coal Mining — 1.06%
SunCoke Energy, Inc. 60,000 563,400
Computer Hardware & Storage — 1.26%
Dell Technologies, Inc., Class C 4,000 414,400
Hewlett Packard Enterprise Co. 12,000 254,280
668,680
Consumer Finance — 6.52%
OneMain Holdings, Inc. 12,500 694,250
SLM Corp. 68,000 1,897,880
Synchrony Financial 12,600 869,148
3,461,278
Data & Transaction Processors — 6.50%
Block, Inc.
(a)
12,000 1,089,840
Global Payments, Inc. 10,600 1,196,210
Visa, Inc., Class A 1,900 649,420
WEX, Inc.
(a)
2,801 515,076
3,450,546
Data Processing & Outsourced Services — 2.59%
PayPal Holdings, Inc.
(a)
15,500 1,372,990
Diversified Banks — 2.99%
Barclays PLC - ADR 108,000 1,585,440
Financials — 2.67%
BNP Paribas SA - ADR 32,000 1,090,880

Gator Capital Long/Short Fund
Schedule of Investments (continued)
January 31, 2025 (Unaudited)
COMMON STOCKS — LONG — 92.68% - continued Shares Fair Value
Financials — 2.67% - continued
Societe Generale SA - ADR
(a)
50,000 $ 325,250
1,416,130
Institutional Brokerage — 4.18%
Interactive Brokers Group, Inc., Class A 10,200 2,217,888
Insurance Brokers & Services — 0.72%
Kingstone Companies, Inc.
(a)
22,629 384,467
Internet Media & Services — 2.60%
Meta Platforms, Inc., Class A 2,000 1,378,360
Investment Companies — 0.40%
BBX Capital, Inc.
(a)
32,801 215,175
Life Insurance — 6.51%
Corebridge Financial, Inc. 46,500 1,569,840
Genworth Financial, Inc., Class A
(a)
39,000 281,970
Jackson Financial, Inc., Class A 17,000 1,602,080
3,453,890
Private Equity — 5.06%
The Carlyle Group, Inc. 20,000 1,123,200
Victory Capital Holdings, Inc., Class A 23,590 1,561,186
2,684,386
Real Estate Services — 2.00%
Anywhere Real Estate, Inc.
(a)
294,000 1,061,340
Specialty & Generic Pharmaceuticals — 0.81%
Viatris, Inc. 38,000 428,640
Steel Producers — 0.68%
United States Steel Corp. 9,750 359,287
Wealth Management — 15.46%
Ameriprise Financial, Inc. 2,500 1,358,400
Robinhood Markets, Inc., Class A
(a)
55,000 2,857,250
Stifel Financial Corp. 12,000 1,390,200
UBS Group AG 46,000 1,629,320
Virtus Investment Partners, Inc. 4,858 969,171
8,204,341
Total Common Stocks — Long— (Cost $30,595,934) 49,180,505
PREFERRED STOCKS — LONG — 5.22%
Specialty Finance — 5.22%
AG Mortgage Investment Trust, Inc., Series C, 8.00% 36,000 910,440
Chimera Investment Corp., Series B, 8.00% 14,391 363,229
Chimera Investment Corp., Series D, 8.00% 19,717 490,362
Federal National Mortgage Association, Series O, 7.00%
(a)
8,100 152,037
Federal National Mortgage Association, Series R, 7.63%
(a)
24,426 234,978
SLM Corp., Series B, 1.70% 8,276 620,866
Total Preferred Stocks — Long— (Cost $1,960,610) 2,771,912

Gator Capital Long/Short Fund
Schedule of Investments (continued)
January 31, 2025 (Unaudited)
MONEY MARKET FUNDS - 2.85% Shares Fair Value
First American Treasury Obligations Fund - Class X, 4.30%
(b)
1,509,852 $ 1,509,852
Total Money Market Funds (Cost $1,509,852) 1,509,852
Total Investments — 100.75% (Cost $34,066,396) 53,462,269
Liabilities in Excess of Other Assets — (0.75)% (399,335)
NET ASSETS — 100.00% $ 53,062,934
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2025.
ADR - American Depositary Receipt.

Gator Capital Long/Short Fund
Schedule of Securities Sold Short
January 31, 2025 (Unaudited)
COMMON STOCKS — SHORT — (22.56)% Shares Fair Value
Banks — (12.50)%
Bank of Hawaii Corp. (10,000) $ (745,100)
Berkshire Hills Bancorp, Inc. (16,800) (494,088)
Brookline Bancorp, Inc. (39,700) (485,531)
Capitol Federal Financial, Inc. (165,800) (986,510)
Commerce Bancshares, Inc. (4,288) (286,438)
First Financial Bankshares, Inc. (6,250) (232,875)
Hingham Institution for Savings (2,354) (600,859)
Northwest Bancshares, Inc. (9,142) (120,766)
Park National Corp. (1,700) (288,507)
Renasant Corp. (19,000) (738,720)
Seacoast Banking Corp. of Florida (7,600) (216,220)
Toronto-Dominion Bank (The) (15,000) (856,050)
United Bankshares, Inc. (15,100) (581,350)
(6,633,014)
Commercial Vehicles — 0.00%
Nikola Corp.
(a)
(333) (263)
Diversified Banks — (1.70)%
Bank of America Corp. (19,500) (902,850)
Industrial Wholesale & Rental — (0.94)%
SiteOne Landscape Supply, Inc.
(a)
(3,500) (498,050)
Infrastructure Software — (0.10)%
Upstart Holdings, Inc.
(a)
(800) (51,796)
Internet Media & Services — (0.13)%
Opendoor Technologies, Inc.
(a)
(50,800) (70,104)
Investment Management — (0.77)%
T. Rowe Price Group, Inc. (3,500) (409,220)
Mortgage Finance — (0.99)%
Essent Group Ltd. (9,000) (524,250)
Non-Alcoholic Beverages — (0.02)%
Oatly Group AB - ADR
(a)
(15,651) (9,644)
Office REITs — (2.47)%
Boston Properties, Inc. (5,200) (380,328)
Corporate Office Properties Trust (15,000) (441,600)
Cousins Properties, Inc. (16,000) (488,480)
(1,310,408)
P&c Insurance — (1.47)%
Radian Group, Inc. (23,000) (782,460)
P&C Insurance — (1.46)%
NMI Holdings, Inc., Class A
(a)
(20,100) (776,262)
Packaged Food — (0.01)%
Beyond Meat, Inc.
(a)
(1,600) (6,336)
Total Common Stocks - Short (Proceeds Received $12,061,840) (11,974,657)

Gator Capital Long/Short Fund
Schedule of Securities Sold Short (continued)
January 31, 2025 (Unaudited)
COMMON STOCKS — SHORT — (22.56)% - continued Shares Fair Value
Packaged Food — (0.01)% - continued
EXCHANGE-TRADED FUNDS — SHORT — (0.12)%
Exchange-Traded Funds — (0.12)%
Direxion Daily Financial Bear 3X Shares (11,700) $ (61,893)
Total Exchange-Traded Funds (Proceeds Received $(499,663)) (61,893)
TOTAL SECURITIES SOLD SHORT - (22.68)% (Proceeds Received
$12,561,503) (12,036,550)
(a) Non-income producing security.
ADR - American Depositary Receipt.